Climate Change (Details)	Dec. 31, 2023 Number
2030 [Member] | Strategic Paln [Member]
IfrsStatementLineItems [Line Items]
Brent Prices	65
2030 [Member] | A P S [Member]
IfrsStatementLineItems [Line Items]
Brent Prices	74
2030 [Member] | N Z E [Member]
IfrsStatementLineItems [Line Items]
Brent Prices	42
2050 [Member] | Strategic Paln [Member]
IfrsStatementLineItems [Line Items]
Brent Prices	65
2050 [Member] | A P S [Member]
IfrsStatementLineItems [Line Items]
Brent Prices	60
2050 [Member] | N Z E [Member]
IfrsStatementLineItems [Line Items]
Brent Prices	25